Consolidated Statements of Shareholders' Equity - USD ($)	Total	Common Stock	Preferred Stock	Additional Paid-in Capital	Subscriptions Receivable	AOCI (Loss) (Foreign Currency Translation Adjustment)	Statutory Surplus Reserves	Accumulated Earnings	Total Shareholders’ Equity	Non-controlling Interest
Balance at Dec. 31, 2019	$ 352,195,000	$ 99,000	$ 15,000	$ 207,962,000	$ 0	$ (4,321,000)	$ 33,533,000	$ 56,731,000	$ 294,019,000	$ 58,176,000
Balance (in shares) at Dec. 31, 2019		98,903,243
Balance (in shares) at Dec. 31, 2019			14,630,813
Share-based compensation (note 20)	10,203,000	$ 0	$ 0	10,203,000	0	0	0	0	10,203,000	0
Exercise of stock options (note 20)	13,999,000	$ 0	0	9,108,000	0	0	0	0	9,108,000	4,891,000
Exercise of stock options (note 20) (in shares)		401,500
Subscriptions receivable	(12,000,000)	$ 0	0	0	(7,109,000)	0	0	0	(7,109,000)	4,891,000
Cancellation of outstanding shares (note 20)	0	$ 0	0	0	0	0	0	0	0	0
Cancellation of outstanding shares (note 20) (in shares)		(10,000)
Equity transactions of subsidiaries	544,236,000	$ 0	0	311,651,000	0	0	0	0	311,651,000	232,585,000
Dividend accrued and paid (note 19)	(6,015,000)	0	0	0	0	0	0	(6,015,000)	(6,015,000)	0
Other comprehensive income (loss)
- Other comprehensive income (loss) attributable to non-controlling interests	8,082,000	0	0	0	0	0	0	0	0	8,082,000
- Other comprehensive income (loss) attributable to shareholders of Sinovac	24,246,000	0	0	0	0	24,246,000	0	0	24,246,000	0
Net income for the year
- Net income attributable to non-controlling interests	74,810,000	0	0	0	0	0	0	0	0	74,810,000
- Net income attributable to shareholders of Sinovac	110,369,000	0	0	0	0	0	0	110,369,000	110,369,000	0
- Transfer to statutory surplus reserves (note 20) (note 21)	0	0	0	0	0	0	16,844,000	(16,844,000)	0	0
Balance at Dec. 31, 2020	1,120,125,000	$ 99,000	$ 15,000	538,924,000	(7,109,000)	19,925,000	50,377,000	144,241,000	746,472,000	373,653,000
Balance (in shares) at Dec. 31, 2020		99,294,743
Balance (in shares) at Dec. 31, 2020			14,630,813
Share-based compensation (note 20)	7,735,000	$ 0	$ 0	7,735,000	0	0	0	0	7,735,000	0
Exercise of stock options (note 20)	1,033,000	$ 1,000	0	1,032,000	0	0	0	0	1,033,000	0
Exercise of stock options (note 20) (in shares)		207,500
Dividend accrued and paid (note 19)	(1,904,893,000)	$ 0	0	0	0	0	0	(5,982,000)	(5,982,000)	(1,898,911,000)
Other comprehensive income (loss)
- Other comprehensive income (loss) attributable to non-controlling interests	82,401,000	0	0	0	0	0	0	0	0	82,401,000
- Other comprehensive income (loss) attributable to shareholders of Sinovac	110,697,000	0	0	0	0	110,697,000	0	0	110,697,000	0
Net income for the year
- Net income attributable to non-controlling interests	5,991,431,000	0	0	0	0	0	0	0	0	5,991,431,000
- Net income attributable to shareholders of Sinovac	8,467,480,000	0	0	0	0	0		8,467,480,000	8,467,480,000	0
- Transfer to statutory surplus reserves (note 20) (note 21)	0	0	0	0	0	0	1,463,920,000	(1,463,920,000)	0	0
Balance at Dec. 31, 2021	$ 13,876,009,000	$ 100,000	$ 15,000	547,691,000	(7,109,000)	130,622,000	1,514,297,000	7,141,819,000	9,327,435,000	4,548,574,000
Balance (in shares) at Dec. 31, 2021	99,502,243	99,502,243
Balance (in shares) at Dec. 31, 2021			14,630,813
Exercise of stock options (note 20) (in shares)		0
Subscriptions receivable	$ 0	$ 0	$ 0	(7,109)	7,109	0	0	0	0	0
Dividend accrued and paid (note 19)	(392,434,000)	0	0	0	0	0	0	(5,982,000)	(5,982,000)	(386,452,000)
Other comprehensive income (loss)
- Other comprehensive income (loss) attributable to non-controlling interests	(345,147,000)	0	0	0	0	0	0	0	0	(345,147,000)
- Other comprehensive income (loss) attributable to shareholders of Sinovac	(513,898,000)	0	0	0	0	(513,898,000)	0	0	(513,898,000)	0
Net income for the year
- Net income attributable to non-controlling interests	(25,735,000)	0	0	0	0	0	0	0	0	(25,735,000)
- Net income attributable to shareholders of Sinovac	113,866,000	0	0	0	0	0	0	113,866,000	113,866,000	0
- Transfer to statutory surplus reserves (note 20) (note 21)	0	0	0	0	0	0	23,716,000	(23,716,000)	0	0
Balance at Dec. 31, 2022	$ 12,712,661,000	$ 100,000	$ 15,000	$ 540,582,000	$ 0	$ (383,276,000)	$ 1,538,013,000	$ 7,225,987,000	$ 8,921,421,000	$ 3,791,240,000
Balance (in shares) at Dec. 31, 2022	99,502,243	99,502,243
Balance (in shares) at Dec. 31, 2022			14,630,813